Property, plant and equipment (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation and amortization charges associated with property, plant and equipment	$ 727	$ 716	$ 644